Warrants (Details 3) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Statement [Line Items]
Acquisition of Engine	$ 11,278,691	$ 0
Reclass equity warrants to warrant liability	1,925,238
Equity Measured Warrant Member
Statement [Line Items]
Balance at December 31, 2022 and 2021	1,925,238	$ 2,287,484	$ 2,287,484
Private placements			140,677
Warrants issued for credit facility			96,359
Warrants expired			(599,282)
Acquisition of Engine	30,000
Reclass equity warrants to warrant liability	(1,925,238)
Balance, June 30, 2023	$ 30,000		$ 1,925,238